Subsequent Events (Details Narrative)	Jan. 15, 2025 USD ($) $ / shares shares
Subsequent Event [Line Items]
Warrants exercise price per share | $ / shares	$ 5
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Warrant shares outstadning	120,750
Warrant shares issued	120,750
Subsequent Event [Member] | OA Option [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	315,000
Share price | $ / shares	$ 4
Gross proceeds sale of equity value | $	$ 1,260,000
Amount of shares new issues, value | $	$ 1,170,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Share price | $ / shares	$ 4
Gross proceeds sale of equity value | $	$ 8,400,000
Amount of shares new issues, value | $	$ 7,390,000
Subsequent Event [Member] | Common Class A [Member] | OA Option [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	315,000
Subsequent Event [Member] | Common Class A [Member] | IPO [Member]
Subsequent Event [Line Items]
Number of shares issued, shares	2,100,000